Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2020	May 31, 2019	May 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties - current		$ 3,384	$ 42,644	$ 1,595
Amounts due to related parties - current		1,590	472	30
Amounts due from related parties - non current		22,709	1,204	2,226
Revenue		479	1,060	92
Cost		4,970	3,932
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		7,128	61,155
Metropolis [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]	1,951	15,581	787
Amounts due to related parties - current	[1]	159
Amounts due from related parties - non current	[1]	1,550	1,204	2,226
Rental expense	[1]	9,615	7,888	7,899
Metropolis [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	[2]	21,024
Others [Member]
Related Party Transaction [Line Items]
Revenue	[3]	41		92
Cost	[3]	31	460
Education Industry Fund [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current			8,692
Amounts due to related parties - current
EEO [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Cost		3,239	2,408
Other Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[4]	1,433	3,160	808
Amounts due to related parties - current	[4]	1,431	472	$ 30
Amounts due from related parties - non current	[4]	135
Fishpond [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue		438	1,060
Beijing Dongfang Heli Investment and Developement Ltd ("Dongfang Heli") [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Cost		1,700	1,064
Beijing Dianshi Jingwei Technololy Co., Ltd ("Dianshi Jingwei") [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]		15,211
Amounts due to related parties - current	[2]
Beijing Dianshi Jingwei Technololy Co., Ltd ("Dianshi Jingwei") [Member] | Equity Method Investee [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]	$ 7,128	$ 61,155

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2020, the current and non-current amounts due from Metropolis were US$1,951 and US$ 1,550, respectively, which represented prepaid rent related to a short-term lease and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Group’s board of directors.
[2]	In April 2016, the Group sold 51% of the equity interest of its fully-owned subsidiary Dianshi Jingwei and Dianshi Jingwei became an equity method investee of the Group. As of May 31, 2020, amounts due from Dianshi Jingwei included five outstanding loans provided by the Group with annual interest rate of 10%. The loans were initially granted in 2018 but were extended several times and recorded as non-current assets as of May 31, 2020. During the year ended of May 31, 2020, no interests were received by the Group. The extended loans were personally guaranteed by Mr. Yu and Mr. Yunhai Jia (“Mr. Jia”), the chief executive officer of Dianshi Jingwei.
[3]	As of May 31, 2018, 2019 and 2020, the balance in “others” included the revenue and cost from long-term investees.
[4]	As of May 31, 2018, 2019 and 2020, the balance in “others” included the receivables from and payables to long-term investees.